Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Effective Tax Rate [Line Items]
Profit before taxation	£ 8,351		£ 6,245
Less: share of post-tax results of associates and joint ventures	(419)		(2,227)
Profit net of tax	7,932		4,018
Tax at 19% (2017: 19%; 2016: 20%) on the above	1,507		804
Tax at standard rates other than UK corporation tax rate	384		93
Other national tax charges	204		74
Permanent differences	7		143
Overseas tax on distributions			41
Overseas withholding taxes	155		200
Double taxation relief on UK profits	(35)		(8)
Unutilised/(utilised) tax losses	5		32
Adjustments in respect of prior periods	(11)		13
Deferred tax relating to changes in tax rates	(70)	£ (9,620)
Additional net deferred tax (credits)/charges	(5)		14
Taxation on ordinary activities	£ 2,141		£ 1,406
Corporation tax rate	19.00%		20.00%
Tax at standard rates other than UK corporation tax rate, percentage	4.80%		2.30%
Other national tax charges, percentage	2.60%		1.90%
Permanent differences, percentage	0.10%		3.60%
Overseas tax on distributions, percentage			1.00%
Overseas withholding taxes, percentage	1.90%		5.00%
Double taxation relief on UK profits, percentage	(0.40%)		(0.20%)
Unutilised/(utilised) tax losses, percentage	0.10%		0.80%
Adjustments in respect of prior periods, percentage	(0.10%)		0.30%
Deferred tax relating to changes in tax rates, percentage	(0.90%)
Additional net deferred tax (credits)/charges, percentage	(0.10%)		0.30%
Tax, net of factors affecting the tax rate, percentage	27.00%		35.00%
Restatement Adjustments
Disclosure Of Reconciliation Of Effective Tax Rate [Line Items]
Profit before taxation		29,527
Less: share of post-tax results of associates and joint ventures		(24,209)
Profit net of tax		5,318
Tax at 19% (2017: 19%; 2016: 20%) on the above		1,010
Tax at standard rates other than UK corporation tax rate		389
Other national tax charges		119
Permanent differences		40
Overseas tax on distributions		25
Overseas withholding taxes		191
Double taxation relief on UK profits		(29)
Unutilised/(utilised) tax losses		(38)
Adjustments in respect of prior periods		2
Deferred tax relating to changes in tax rates		(9,620)
Deemed US repatriation tax		34
Release of deferred tax on unremitted earnings of associates		(180)
Additional net deferred tax (credits)/charges		(72)
Taxation on ordinary activities		£ (8,129)
Corporation tax rate		19.00%
Tax at standard rates other than UK corporation tax rate, percentage		7.30%
Other national tax charges, percentage		2.20%
Permanent differences, percentage		0.80%
Overseas tax on distributions, percentage		0.50%
Overseas withholding taxes, percentage		3.60%
Double taxation relief on UK profits, percentage		(0.50%)
Unutilised/(utilised) tax losses, percentage		(0.70%)
Adjustments in respect of prior periods, percentage		0.00%
Deferred tax relating to changes in tax rates, percentage		(180.90%)
Deemed US repatriation tax, percentage		0.60%
Release of deferred tax on unremitted earnings of associates, percentage		(3.40%)
Additional net deferred tax (credits)/charges, percentage		(1.40%)
Tax, net of factors affecting the tax rate, percentage		(152.90%)